AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2013	December 31, 2012
Amortized cost	65,903	55,092
Accumulated net unrealized gain	787	569
Carrying value	66,690	55,661